Cash and cash equivalents and restricted cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents and restricted cash and cash equivalents
Schedule of cash and cash equivalents balance

	December 31, 2023		December 31, 2024
		US$		US$
	Amount	equivalent	Amount	equivalent

US$	846,754	846,754	276,110	276,110
RMB	1,100,216	155,339	753,707	104,847
Others	N/A	61,863	N/A	63,804
Total		1,063,956		444,761